NOVAGEN SOLAR INC.
           3044 Bloor St. West, Suite 1440, Toronto, Ontario  M8X 2Y8
Tel:  (647) 628-5375     Fax:  (647)436-7654     E-Mail:  info@novagensolar.com

                                                                January 10, 2011

VIA  EDGAR
----------

H.  Roger  Schwall
Assistant  Director
Securities  and  Exchange  Commission
Division  of  Corporation  Finance
100  F  Street,  N.E.
Washington,  D.C.  20549-4628

     Re:     NOVAGEN  SOLAR  INC.
             AMENDMENT NO. 4 TO REGISTRATION STATEMENT ON FORM S-1 FILED DECEMBER 10, 2010
             FILE  NO.  333-169103

Dear  Mr.  Schwall:

In connection with the above-captioned filing, we are filing with the Commission, via Edgar, the following documents relating to the registration of Common Stock:

A. Pre-Effective Amendment No. 5 to our registration statement on Form S-1 (the "Registration Statement").

The Registration Statement has been amended to respond to the Staff's letter of non-accounting comments dated, December 30, 2010. Our responses to the Staff's comments are set forth below in the following paragraphs numbered to correspond to the comments in the Staff's letter. Any capitalized terms used in this letter shall have the meanings ascribed to them in the Registration Statement.

Please note that a hard-copy of the Registration Statement will not be sent to the Staff.

AMENDMENT NO. 4 TO REGISTRATION STATEMENT ON FORM S-1
-----------------------------------------------------

GENERAL
-------

1. In response to the Staff's comment, we have revised the disclosure to remove all statements that our stock is presently traded on the NASD OTC Bulletin Board.

Should the Staff need additional information or have questions concerning our response, please do not hesitate to contact us.

                                        Yours very truly,


                                        /s/ Thomas Mills
                                        Thomas E. Mills
                                        President & CEO

Enclosures